RETIREMENT BENEFIT OBLIGATIONS - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate (in percent)	1.94%	1.44%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	3.21%	2.80%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	2.92%	2.41%
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase in the income statement charge	£ 12	£ 11
Increase in the net defined benefit pension scheme liability	481	531
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase in the income statement charge	7	6
Increase in the net defined benefit pension scheme liability	309	337
Increase of 0.1 per cent | Actuarial assumption of discount rates | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Decrease in the income statement charge	(24)	(20)
Decrease in the net defined benefit pension scheme liability	(774)	(866)
Increase of 0.1 per cent | Actuarial assumption of discount rates | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Decrease in the income statement charge	(14)	(12)
Decrease in the net defined benefit pension scheme liability	(480)	(534)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Decrease in the income statement charge	(12)	(11)
Decrease in the net defined benefit pension scheme liability	(475)	(522)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Decrease in the income statement charge	(7)	(6)
Decrease in the net defined benefit pension scheme liability	(306)	(332)
Decrease of 0.1 per cent | Actuarial assumption of discount rates | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase in the income statement charge	23	19
Increase in the net defined benefit pension scheme liability	795	890
Decrease of 0.1 per cent | Actuarial assumption of discount rates | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase in the income statement charge	13	11
Increase in the net defined benefit pension scheme liability	492	548
Increase of one year | Actuarial assumption of expected life expectancy of members | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase in the income statement charge	44	39
Increase in the net defined benefit pension scheme liability	1,934	2,146
Increase of one year | Actuarial assumption of expected life expectancy of members | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase in the income statement charge	27	23
Increase in the net defined benefit pension scheme liability	1,253	1,370
Decrease of one year | Actuarial assumption of expected life expectancy of members | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Decrease in the income statement charge	(42)	(37)
Decrease in the net defined benefit pension scheme liability	(1,852)	(2,052)
Decrease of one year | Actuarial assumption of expected life expectancy of members | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Decrease in the income statement charge	(26)	(23)
Decrease in the net defined benefit pension scheme liability	£ (1,200)	£ (1,310)